Note 8 - Common Stock - Convertible Stock Issued (Details) - shares	1 Months Ended	12 Months Ended
	Jan. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Series A Convertible Preferred Stock [Member]
Conversion of preferred stock (in shares)	202,857	202,857	2,048,570	1,882,667
Series B Convertible Preferred Stock [Member]
Conversion of preferred stock (in shares)		4,428,571	0	0